Liquidity (Details) - USD ($)	May 05, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Accumulated deficit		$ 390,981,000	$ 105,312,000	$ 16,196,476
Subsequent event
Subsequent Event [Line Items]
Proceeds from issuance of preferred stock	$ 129,556,000